SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

We prepare our unaudited interim condensed consolidated financial statements in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments, which consist solely of normal recurring adjustments, necessary to present fairly, in accordance with principles generally accepted in the United States of America (“U.S. GAAP”), the financial position, results of operations and cash flows for all periods presented, have been made. The results of operations for the interim periods presented are not necessarily indicative of the results that may be expected for the full year.

Certain information and footnote disclosures normally included in the annual consolidated financial statements have been condensed or omitted. The unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Form S-1 registration statement previously filed.

The information presented in the accompanying unaudited interim consolidated balance sheet as of December 31, 2025 has been derived from the Company’s 2025 audited consolidated financial statements.

Under the rules of ASC Subtopic 205-40 “Presentation of Financial Statements-Going Concern” (“ASC 205-40”), the Company is required to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that these consolidated financial statements are issued or available to be issued. This evaluation takes into account the Company’s current available cash and projected cash needs over the one-year evaluation period but may not consider things beyond its control.

The Company has experienced operating losses due primarily to research and development expense related to the design, testing, and manufacturing of our AMPs, selling, general, and administrative expense as we have sought to ramp up and establish our business, used cash from operations, and relied on the capital raised from friends, family and related parties and institutional financing to continue ongoing operations. We may or may not be able to raise additional capital or obtain additional institutional financing due to future economic conditions. In particular, the lending criteria are currently tightening in the U.S., and we have experienced a decline in demand for our MRH products, due to continuing declines in the new housing market and higher interest rates. These factors, when considered in the aggregate, raise substantial doubt about our ability to continue as a going concern within one year of the date these consolidated financial statements are available to be issued. In response to these conditions, our management has prepared the financing plan described below.

Management considers the conditions outlined above as the most significant factors in raising substantial doubt about our ability to continue as a going concern within one year after the date the consolidated financial statements are available to be issued. Management’s mitigating plans include: (1) raising additional liquidity through an equity raise in the public capital markets or through friends and family, (2) evaluating operating expenses and developing a plan to reduce expenditures without negatively impacting current operations, (3) placing a strategic focus on increasing sales with prime MRH customers and selling our AMPs to private and public golf courses and sports field parks, and (4) making strategic price increases on both our MRHs and AMPs. No assurances can be given that we will be successful raising funds through debt or equity financing, or that we will be successful in reducing operating expenses or increasing machine sales with increased prices.

We will need additional sources of capital to continue funding our operations. Our significant projected cash commitments relate primarily to debt service and operating expenses. These debt service and operating expenses include the convertible debentures, notes payable and lease obligations payable. The notes payable and lease obligations payable require monthly cash payments. This assumes (1) the interest on the convertible debentures will continue to be accreted to the debentures’ principal outstanding and not paid in cash, and (2) the debentures will be converted into shares of our common stock at their respective maturity. Over the next twelve months, we expect to finance our operations with operating revenue from our operations and other debt financings (see Note 13 – Subsequent Events). However, there can be no guarantee that we will be able to obtain additional short-term debt.

In the event the projected results do not occur, we may have to significantly delay, scale back, or discontinue the development and commercialization of one or more product offerings and other strategic initiatives. Additionally, we would reduce the number of new hires planned for the remainder of 2026 and into 2027 and implement cost reduction measures such as a reduction in headcount and reducing planned sales, marketing, and research and development expenses among other cost reduction measures. Even with these measures, there is no assurance that our cash from operations would be sufficient to continue operating for the next twelve months.

In September 2022, the Company formed FireFly Automatix, Limited as a wholly-owned subsidiary and incorporated in the United Kingdom. The Company anticipated opening a satellite office and a warehouse for replacement parts, which has not yet fully happened. The minimal operations are considered insignificant.

Basis of Presentation

We prepare our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Company’s consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of obligations in the normal course of business. Continuation as a going concern is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to meet its financial requirements, raise additional capital, and the success of its future operations.

Under the rules of ASC Subtopic 205-40 “Presentation of Financial Statements-Going Concern” (“ASC 205-40”), the Company is required to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that these consolidated financial statements are issued or available to be issued. This evaluation takes into account the Company’s current available cash and projected cash needs over the one-year evaluation period but may not consider things beyond its control.

The Company has experienced operating losses due primarily to research and development expense related to the design, testing, and manufacturing of our AMPs, selling, general, and administrative expense as we have sought to ramp up and establish our business, used cash from operations, and relied on the capital raised from friends, family and related parties and institutional financing to continue ongoing operations. We may or may not be able to raise additional capital or obtain additional institutional financing due to future economic conditions. In particular, the lending criteria are currently tightening in the U.S., and we have experienced a decline in demand for our MRH products, due to continuing declines in the new housing market and higher interest rates. These factors, when considered in the aggregate, raise substantial doubt about our ability to continue as a going concern within one year of the date these consolidated financial statements are issued. In response to these conditions, our management has prepared the financing plan described below.

Management considers the conditions outlined above as the most significant factors in raising substantial doubt about our ability to continue as a going concern within one year after the date the consolidated financial statements are available to be issued. Management’s mitigating plans include: (1) raising additional liquidity through an equity raise in the public capital markets or through friends and family, (2) evaluating operating expenses and developing a plan to reduce expenditures without negatively impacting current operations, (3) placing a strategic focus on increasing sales with prime MRH customers and selling our AMPs to private and public golf courses and sports field parks, and (4) making strategic price increases on both our MRHs and AMPs. No assurances can be given that we will be successful raising funds through an initial public offering or through other debt or equity financing, or that we will be successful in reducing operating expenses or increasing machine sales with increased prices.

We will need additional sources of capital to continue funding our operations. Our significant projected cash commitments relate primarily to debt service and operating expenses. These debt service and operating expenses include the convertible debentures, notes payable and lease obligations payable. The notes payable and lease obligations payable require monthly cash payments. This assumes (1) the interest on the convertible debentures will continue to be accreted to the debentures’ principal outstanding and not paid in cash, and (2) the debentures will be converted into shares of our common stock at their respective maturity. Over the next twelve months, we expect to finance our operations with operating revenue from our operations and other debt financings (see Note 18 – Subsequent Events). However, there can be no guarantee that we will be able to obtain additional short-term debt financing or other sources of financing. In addition, cash flows from our operations may be less than anticipated.

In the event the projected results do not occur, we may have to significantly delay, scale back, or discontinue the development and commercialization of one or more product offerings and other strategic initiatives. Additionally, we would reduce the number of new hires planned for the remainder of 2026 and into 2027, and implement cost reduction measures such as a reduction in headcount and reducing planned sales, marketing, and research and development expenses among other cost reduction measures. Even with these measures, there is no assurance that our cash from operations would be sufficient to continue operating for the next twelve months.

In September 2022, the Company formed FireFly Automatix, Limited as a wholly-owned subsidiary and incorporated in the United Kingdom. The Company anticipated opening a satellite office and a warehouse for replacement parts, which has not yet fully happened. The minimal operations are considered insignificant.

Accounting Estimates

Accounting Estimates

We prepare our consolidated financial statements in accordance with U.S. GAAP, which requires management to use its judgment to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These assumptions and estimates could have a material effect on our consolidated financial statements. Actual results may differ materially from those estimates. We review our estimates on an ongoing basis based on information currently available, and changes in facts and circumstances may cause us to revise these estimates. The most significant estimates and assumptions included useful lives of property and equipment, collectability of our accounts receivable, inventory valuation and income taxes, including the valuation allowance for deferred tax assets and assessment of uncertain tax positions, the fair value of the convertible debentures and common stock purchase warrants.

Cash and Restricted Cash

Cash and Restricted Cash

Cash and restricted cash primarily consists of cash, demand and savings deposits which are highly liquid. In May 2024, the Company pledged a certificate of deposit to our bank; which in turn, issued a $300 irrevocable standby letter in favor of a bank that was financing a machine purchase for one of our customers. The irrevocable standby letter of credit was released in March 2025, as the customer secured alternative financing from a different financial institution. The Company continues to maintain the certificate of deposit which matures May 2026 and earns interest at 3.31% per annum.

The following table summarizes the cash and restricted cash (in thousands):

	As of December 31,
	2025	2024
Cash	3,010	2,287
Restricted cash	316	300
Cash and restricted cash	$3,326	$2,587

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company records the fair value of assets and liabilities in accordance with ASC 820. ASC 820 defines fair value as the price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity.

In addition to defining fair value, ASC 820 prescribes the disclosure requirements around fair value and establishes a fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. The three broad levels of the fair value hierarchy are as follows:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities,
Level 2 –	Quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly,
Level 3 –	Unobservable inputs for which little or no market data exists, therefore requiring a company to develop its own assumptions.

The carrying amounts of cash and cash equivalents, accounts receivable, and accounts payable approximate their fair values due to the short-term nature of these instruments. The carrying amounts of notes payable, lease liabilities, and convertible debt approximate fair value because the stated interest rates approximate current market rates for similar instruments, or because of their relatively short remaining maturities.

The following table summarizes the carrying amount and estimated fair value of the convertible debentures and the common stock purchase warrants (in thousands):

	September 30, 2026
	Carrying	Fair	Fair Value Measurements
	Value	Value	Level 1	Level 2	Level 3
11% debenture dated July 17, 2019	$45,810	$45,810	$-	$-	$45,810
11% debenture dated April 20, 2020	$4,955	$4,955	$-	$-	$4,955
11% debenture dated September 4, 2020	$4,482	$4,482	$-	$-	$4,482
11% debenture dated January 13, 2022	$4,388	$4,388	$-	$-	$4,388
15% debenture dated January 19, 2023	$4,637	$4,637	$-	$-	$4,637
15% debenture dated July 25, 2024	$1,896	$1,896	$-	$-	$1,896
15% debenture dated June 18, 2025	$1,658	$1,658	$-	$-	$1,658
15% debenture dated December 30, 2025	$1,474	$1,474	$-	$-	$1,474
15% debenture dated February 20, 2026	$3,000	$3,000	$-	$-	$3,000
15% debenture dated June 2, 2026	$4,317	$4,317	$-	$-	$4,317
	$76,617	$76,617	$-	$-	$76,617

Warrant dated July 17, 2019	$14,094	$14,094	$-	$-	$14,094
Warrant dated April 20, 2020	$2,133	$2,133	$-	$-	$2,133
Warrant dated September 4, 2020	$1,661	$1,661	$-	$-	$1,661
Warrant dated January 13, 2022	$4,513	$4,513	$-	$-	$4,513
Warrant dated January 19, 2023	$3,061	$3,061	$-	$-	$3,061
Warrant dated July 25, 2024	$5,197	$5,197	$-	$-	$5,197
Warrant dated June 18, 2025	$1,545	$1,545	$-	$-	$1,545
Warrant dated December 30, 2025	$1,545	$1,545	$-	$-	$1,545
Warrant dated February 20, 2026	$1,545	$1,545	$-	$-	$1,545
Warrant dated June 2, 2026	$2,316	$2,316	$-	$-	$2,316
	$37,610	$37,610	$-	$-	$37,610

	December 31, 2025
	Carrying	Fair	Fair Value Measurements
	Value	Value	Level 1	Level 2	Level 3
11% debenture dated July 17, 2019	$28,033	$28,033	$-	$-	$28,033
11% debenture dated April 20, 2020	$2,989	$2,989	$-	$-	$2,989
11% debenture dated September 4, 2020	$2,694	$2,694	$-	$-	$2,694
11% debenture dated January 13, 2022	$3,824	$3,824	$-	$-	$3,824
15% debenture dated January 19, 2023	$2,852	$2,852	$-	$-	$2,852
15% debenture dated July 25, 2024	$1,256	$1,256	$-	$-	$1,256
15% debenture dated June 18, 2025	$1,098	$1,098	$-	$-	$1,098
15% debenture dated December 30, 2025	$1,000	$1,000	$-	$-	$1,000
	$43,746	$43,746	$-	$-	$43,746

Warrant dated July 17, 2019	$8,945	$8,945	$-	$-	$8,945
Warrant dated April 20, 2020	$1,263	$1,263	$-	$-	$1,263
Warrant dated September 4, 2020	$969	$969	$-	$-	$969
Warrant dated January 13, 2022	$3,062	$3,062	$-	$-	$3,062
Warrant dated January 19, 2023	$2,077	$2,077	$-	$-	$2,077
Warrant dated July 25, 2024	$3,526	$3,526	$-	$-	$3,526
Warrant dated June 18, 2025	$1,047	$1,047	$-	$-	$1,047
Warrant dated December 30, 2025	$1,047	$1,047	$-	$-	$1,047
	$21,936	$21,936	$-	$-	$21,936

The fair value of each convertible debenture and each common stock purchase warrant is comprised of a single financial liability in which the Company elected the fair value option under ASC 825, Financial Instruments (“ASC 825”), with changes in fair value recorded in gain/loss from changes in fair value in the consolidated statements of operations. The Company elected the fair value option due to its multiple conversions and redemption features required to be presented at fair value. The Company has also elected to not present interest expense separately from the changes in fair value of each convertible debenture measured at fair value.

The fair values of the convertible debentures are determined using a straight debt plus call option methodology. This is a hybrid methodology which includes a discounted cash flow analysis to fair value the debt component of the note and a Black-Scholes option pricing method to determine the fair value of any upside in excess of principal and accrued interest that may be available to holders upon conversion. Given the highly subjective and complex nature in constructing such models, we engaged an independent valuation firm to confirm the model’s proper application based on management’s selected inputs and assumptions.

The discounted cash flow analysis and Black-Scholes pricing model requires management to exercise judgment in selecting inputs and making highly subjective and often complex assumptions, including the fair value of our common stock, the expected term of the convertible debentures, stock price volatility, and anticipated dividend yield.

The fair value of each common stock purchase warrant is comprised of a single financial liability with changes in fair value recorded in gain/loss from changes in fair value in the consolidated statements of operations. See discussion of valuation at Note 8 – Common Stock Purchase Warrants.

The valuation utilized significant Level 3 unobservable inputs, including implied yield, volatility, and risk-adjusted discount rate. Other significant assumptions include risk-free rate, principal value, historical and implied average volatility of comparable companies publicly traded on recognized stock exchanges, maturity date and the various conversion features and prices per the agreement. These liabilities are measured at fair value on a recurring basis and have unobservable inputs and are therefore categorized as Level 3. Significant judgment is required in selecting the significant inputs and assumptions. Actual assumptions may differ from our current estimates and such differences could materially impact fair value of the convertible debenture.

Convertible debentures and common stock purchase warrants classified as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and are revalued on each subsequent balance sheet date until such instruments are exercised or expire. See Note 7 - Convertible Debentures and Note 8 – Common Stock Purchase Warrants and for a summary of assumptions used in estimating the valuation.

Fair Value of Financial Instruments

The Company records the fair value of assets and liabilities in accordance with ASC 820. ASC 820 defines fair value as the price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity.

In addition to defining fair value, ASC 820 prescribes the disclosure requirements around fair value and establishes a fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. The three broad levels of the fair value hierarchy are as follows:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities,
Level 2 –	Quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly,
Level 3 –	Unobservable inputs for which little or no market data exists, therefore requiring a company to develop its own assumptions.

The carrying amounts of cash and cash equivalents, accounts receivable, and accounts payable approximate their fair values due to the short-term nature of these instruments. The carrying amounts of notes payable, lease liabilities, and convertible debt approximate fair value because the stated interest rates approximate current market rates for similar instruments, or because of their relatively short remaining maturities.

The following table summarizes the carrying amount and estimated fair value of the convertible debentures and the common stock purchase warrants (in thousands):

	2025
	Carrying	Fair	Fair Value Measurements
	Value	Value	Level 1	Level 2	Level 3
11% debenture dated July 17, 2019	$28,033	$28,033	$-	$-	$28,033
11% debenture dated April 22, 2020	$2,989	$2,989	$-	$-	$2,989
11% debenture dated September 4, 2020	$2,694	$2,694	$-	$-	$2,694
11% debenture dated January 13, 2022	$3,824	$3,824	$-	$-	$3,824
15% debenture dated January 19, 2023	$2,852	$2,852	$-	$-	$2,852
15% debenture dated July 25, 2024	$1,256	$1,256	$-	$-	$1,256
15% debenture dated June 18, 2025	$1,098	$1,098	$-	$-	$1,098
15% debenture dated December 30, 2025	$1,000	$1,000	$-	$-	$1,000
	$43,746	$43,746	$-	$-	$43,746

Warrant dated July 17, 2019	$8,945	$8,945	$-	$-	$8,945
Warrant dated April 22, 2020	$1,263	$1,263	$-	$-	$1,263
Warrant dated September 4, 2020	$969	$969	$-	$-	$969
Warrant dated January 13, 2022	$3,062	$3,062	$-	$-	$3,062
Warrant dated January 19, 2023	$2,077	$2,077	$-	$-	$2,077
Warrant dated July 25, 2024	$3,526	$3,526	$-	$-	$3,526
Warrant dated June 18, 2025	$1,047	$1,047	$-	$-	$1,047
Warrant dated December 30, 2025	$1,047	$1,047	$-	$-	$1,047
	$21,936	$21,936	$-	$-	$21,936

	As of December 31, 2024
	Carrying	Fair	Fair Value Measurements
	Value	Value	Level 1	Level 2	Level 3
11% debenture dated July 17, 2019	$25,439	$25,439	$-	$-	$25,439
11% debenture dated April 22, 2020	$2,740	$2,740	$-	$-	$2,740
11% debenture dated September 4, 2020	$2,477	$2,477	$-	$-	$2,477
11% debenture dated January 13, 2022	$3,671	$3,671	$-	$-	$3,671
15% debenture dated January 19, 2023	$2,674	$2,674	$-	$-	$2,674
15% debenture dated July 25, 2024	$1,175	$1,175	$-	$-	$1,175
	$38,176	$38,176	$-	$-	$38,176

Warrant dated July 17, 2019	$9,049	$9,049	$-	$-	$9,049
Warrant dated April 22, 2020	$1,298	$1,298	$-	$-	$1,298
Warrant dated September 4, 2020	$998	$998	$-	$-	$998
Warrant dated January 13, 2022	$3,063	$3,063	$-	$-	$3,063
Warrant dated January 19, 2023	$2,079	$2,079	$-	$-	$2,079
Warrant dated July 25, 2024	$3,526	$3,526	$-	$-	$3,526
	$20,013	$20,013	$-	$-	$20,013

The fair value of each convertible debenture and each common stock purchase warrant is comprised of a single financial liability in which the Company elected the fair value option under ASC 825, Financial Instruments (“ASC 825”), with changes in fair value recorded in gain/loss from changes in fair value in the consolidated statements of operations. The Company elected the fair value option due to its multiple conversions and redemption features required to be presented at fair value. The Company has also elected to not present interest expense separately from the changes in fair value of each convertible debenture measured at fair value.

The fair values of the convertible debentures are determined using a straight debt plus call option methodology. This is a hybrid methodology which includes a discounted cash flow analysis to fair value the debt component of the note and a Black-Scholes option pricing method to determine the fair value of any upside in excess of principal and accrued interest that may be available to holders upon conversion. Given the highly subjective and complex nature in constructing such models, we engaged an independent valuation firm to confirm the model’s proper application based on management’s selected inputs and assumptions.

The discounted cash flow analysis and Black-Scholes pricing model requires management to exercise judgment in selecting inputs and making highly subjective and often complex assumptions, including the fair value of our common stock, the expected term of the convertible debentures, stock price volatility, and anticipated dividend yield.

The fair value of each common stock purchase warrant is comprised of a single financial liability with changes in fair value recorded in gain/loss from changes in fair value in the consolidated statements of operations. See discussion of valuation at Note 12 – Common Stock Purchase Warrants.

The valuation utilized significant Level 3 unobservable inputs, including implied yield, volatility, and risk-adjusted discount rate. Other significant assumptions include risk-free rate, principal value, historical and implied average volatility of comparable companies publicly traded on recognized stock exchanges, maturity date and the various conversion features and prices per the agreement. These liabilities are measured at fair value on a recurring basis and have unobservable inputs and are therefore categorized as Level 3. Significant judgment is required in selecting the significant inputs and assumptions. Actual assumptions may differ from our current estimates and such differences could materially impact fair value of the convertible debenture.

Convertible debentures and common stock purchase warrants classified as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and are revalued on each subsequent balance sheet date until such instruments are exercised or expire. See Note 10 - Convertible Debentures and Note 11 – Common Stock Purchase Warrants and for a summary of assumptions used in estimating the valuation.

Receivables, net

Receivables, net

We manage credit risk associated with our accounts receivables at the customer level. We believe the concentration of credit risk, with respect to our receivables, is limited because our customer base is comprised of a number of geographically diverse customers. We manage credit risk through credit approvals, based on prior purchasing history, pre-manufacturing deposits and payments collected before shipping, and other monitoring procedures. As of December 31, 2025 four customers represented 60% of the total account receivable balance. As of December 31, 2024 there was one customer representing 52% of the total account receivable balance.

Pursuant to Topic 326 for our accounts receivables, we maintain an allowance for credit losses that reflects our estimate of our expected credit losses. Our allowance is estimated using a loss rate model based on delinquency. The estimated loss rate is based on our historical experience with specific customers, our understanding of our current economic circumstances, reasonable and supportable forecasts, and our own judgment as to the likelihood of ultimate payment based upon available data. We believe our credit risk is somewhat mitigated by our geographically diverse customer base and our credit evaluation procedures. The actual rate of future credit losses, however, may not be similar to past experience. Our estimate of credit losses could change based on changing circumstances, including changes in the economy or in the particular circumstances of individual customers. Accordingly, we may be required to increase or decrease our allowance for credit losses. Based on management’s evaluation, the balance in the allowance for credit losses as of December 31, 2025 and 2024 was $26.

Advertising Expenses

Advertising Expenses

The Company expenses advertising costs when incurred. Advertising costs include media placements, digital marketing, trade shows, promotional materials, and other marketing-related expenses. For the years ended December 31, 2025, and December 31, 2024, advertising expenses were $57 and $85, respectively. These amounts are included in selling, general, and administrative expenses (“SG&A”) in the accompanying statements of operations.

Inventory

Inventory

Our inventory consists of purchased and fabricated parts, work in process, completed and used machines. Completed machines are MRHs or AMPs that are waiting to be shipped. Used machines are generally turf harvesters we have purchased on the open market or taken in as a trade in.

Both the purchased and the fabricated parts can be sold directly to customers through our parts department to repair and maintain their machines. Those same purchased and fabricated parts are also consumed in the manufacturing and assembly of our MRHs and AMPs. The inventory is valued at the lower of historic cost or net realizable value; where net realizable value is considered to be the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Historic inventory costs are calculated on a first-in-first-out basis or specific cost. The Company records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. The inventory write-down establishes a new cost basis for the individual inventoried items. For the years ending December 31, 2025 and 2024, the Company recorded inventory write-downs of $131 and $24, respectively.

Employee Retention Credits

Employee Retention Credits

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (The “CARES Act”) was enacted to address the negative economic impact of the COVID-19 pandemic in the United States. The CARES Act included an Employee Retention Credit (“ERC”), a fully refundable tax credit for employers equal to fifty percent (50%) of qualified wages (including allocable qualified health plan expenses) that Eligible Employers pay their employees. The ERC applies to qualified wages paid after March 12, 2020, and before January 1, 2021.

In April 2021, the Company engaged a third-party consultant to assist in determining eligibility, gathering applicable data, calculating potential credits, and preparing analyses for the Company to amend its previously filed Form 941s in 2020 and 2021. In 2022, the Company received total cash refunds from the Internal Revenue Service (the “IRS”) in the amount of $1,318 which were applicable to the 2020 payroll periods. In 2023, the Company received total cash refunds in the amount of $2,370 which were applicable to the 2021 payroll periods.

Subsequent to receiving the refunds, the IRS has been aggressively auditing ERC refunds, often disallowing them for noncompliance, and issuing additional guidance in some cases extending the statute of limitations for ERC audit periods. In July 2025, the One Big Beautiful Bill was enacted which, among other things, extended the statute of limitations applicable to ERC refunds. The current statute of limitations for our refund periods is the later of April 2028 or six years from the date the ERC was claimed. The Company will continue to monitor the IRS published guidance and program changes. Included in other liabilities as of December 31, 2025 and 2024, is $3,645. See Note 10 – Accrued and Other Current Liabilities and Other Liabilities.

Property and Equipment, net

Property and Equipment, net

Our property and equipment are recorded at cost and depreciated using the straight-line over the estimated useful lives. Ordinary repair and maintenance costs are included in sales, general and administrative (“SG&A”) expenses in the statements of operations. However, expenditures for additions or improvements that significantly extend the useful life of the asset are capitalized in the period incurred. At the time assets are sold or disposed of, the cost and accumulated depreciation are removed from their respective accounts and the related gains or losses are reflected in the statements of operations in gains from sales of property and equipment, net.

We periodically evaluate the appropriateness of remaining depreciable lives assigned to property and equipment. Generally, we assign the following estimated useful lives to these categories:

Category	Estimated Useful Life
Software and computer equipment	3 to 5 years
Furniture and fixtures	5 to 7 years
Equipment	7 to 10 years
Leasehold improvements	6 to 11 years

Intangible Assets, net

Intangible Assets, net

The Company has developed technologies resulting in patents being granted by the U.S. Patent and Trademark Office or other regulatory offices. Legal costs associated with securing the patents are capitalized and amortized over the useful life beginning on the patent date. The following table details the information for patents (in thousands, except years):

	As of December 31,
	2025	2024
Weighted average remaining amortization period (in years)	10	14

Cost	1,295	1,250
Less accumulated amortization	(626)	(554)
Net intangible assets	$669	$696

Future amortization expense is as follows for the years ending December 31(in thousands):

2026	$73
2027	71
2028	23
2029	23
2030	23
Thereafter	456
Total	$669

Intangible asset amortization expense for the years ended December 31, 2025, and 2024, was $73 and $161, respectively.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Our long-lived assets principally consist of property and equipment, patents and right-of-use assets. We review, on a regular basis, our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In reviewing for impairment, the carrying value of such assets is compared to the estimated undiscounted future cash flows expected from the use of the assets and their eventual disposition. If such cash flows are not sufficient to support the asset’s recorded value, an impairment charge is recognized to reduce the carrying value of the asset to its estimated fair value. The determination of future cash flows involves significant estimates and judgment on the part of management. Our estimates and assumptions may prove to be inaccurate due to factors such as changes in economic conditions, changes in our business prospects or other changing circumstances. Based on our most recently completed reviews, there were no indications of impairment associated with our long-lived assets.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred income taxes are provided for temporary differences between the financial reporting basis and tax basis of the Company’s assets and liabilities and are tax-effected using enacted tax rates in effect for the year in which the temporary differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in operations in the period that includes the enactment date.

The Company maintains valuation allowances where it is more likely than not that all or a portion of deferred tax assets will not be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

The Company records uncertain tax positions on the basis of a two-step process whereby (1) the Company determines whether it is more-likely-than-not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Leases

Leases

Our lease portfolio is comprised of operating leases related to our warehouse and corporate headquarters and financing leases for delivery vehicles, trailers, equipment and machinery used in the manufacturing process.

We determine whether an arrangement is a lease at the inception of the arrangement based on the terms and conditions in the contract. A contract contains a lease if there is an identified asset, and we have the right to control the asset for a period of time in exchange for consideration. Lease arrangements can take several forms. Some arrangements are clearly within the scope of lease accounting, such as a real estate contract that provides an explicit contractual right to use a building for a specified period of time in exchange for consideration. However, the right to use an asset can also be conveyed through arrangements that are not leases in form, such as leases embedded within service and supply contracts. We analyze all arrangements with potential embedded leases to determine if an identified asset is present, if substantive substitution rights are present, and if the arrangement provides the customer control of the asset.

Operating and finance lease right-of-use (“ROU”) assets represent our right to use an individual asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating and finance lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As some of our leases do not provide the lessor’s implicit rate, we use our incremental borrowing rate (“IBR”) at the commencement date in determining the present value of lease payments by utilizing a fully collateralized rate for a fully amortizing loan with the same term as the lease.

Lease terms include options to extend the lease when it is reasonably certain those options will be exercised. For leases with terms greater than 12 months, we record the related asset and obligation at the present value of lease payments over the term. Our leases can include rental escalation clauses, renewal options and/or termination options that are factored into our determination of lease payments when such renewal options and/or termination options are reasonably certain of exercise.

A ROU asset is subject to the same impairment guidance as assets categorized as property and equipment. As such, any impairment loss on ROU assets is presented in the same manner as an impairment loss recognized on other long-lived assets.

A lease modification is a change to the terms and conditions of a contract that changes the scope or consideration of a lease. For example, a change to the terms and conditions to the contract that adds or terminates the right to use one or more underlying assets, or extends or shortens the contractual lease term, is a modification. Depending on facts and circumstances, a lease modification may be accounted for as either: (1) the original lease plus the lease of a separate asset(s) or (2) a modified lease. A lease will be remeasured if there are changes to the lease contract that do not give rise to a separate lease.

Net Loss Per Common Share

Net Loss Per Common Share

Our basic loss per share calculation is computed based on the weighted-average number of common shares outstanding. Included in the weighted-average number of common shares outstanding are the share equivalents for the warrants with an exercise price of $0.01. See discussion of warrants at Note 8 – Common Stock Purchase Warrants. Potentially dilutive securities for this calculation may consist of in-the-money outstanding stock options, warrants (which were assumed to have been exercised at the average market price of the common shares during the reporting period) and shares assumed converted for the convertible debentures. The treasury stock method is used to measure the dilutive impact of potentially dilutive securities.

Potential dilutive shares are excluded from diluted loss per share when their effect is anti-dilutive. When there is a net loss for a period, all potentially dilutive shares are anti-dilutive and are excluded from the calculation of diluted loss per share for that period. When we have net income for a period, we anticipate using the “if-converted” method to measure the dilutive impact of the convertible debentures.

The following table sets forth the calculations of basic and diluted loss per common share (in thousands, except per share and share amounts):

	Nine months ended September 30,
	2026	2025
Net loss	$(50,859)	$(8,954)

Basic weighted-average number of common shares outstanding	13,225,679	13,131,701
Add: Weighted-average common shares attributable to Warrants with a $0.01 exercise price	2,071,005	1,573,052
Total basic weighted-average number of common shares outstanding	15,296,684	14,704,753
Add: Dilutive effect of other equity instruments	-	-
Diluted weighted-average shares outstanding	15,296,684	14,704,753
Loss per common share - basic	$(3.32)	$(0.61)
Loss per common share - diluted	$(3.32)	$(0.61)
Excluded from diluted weighted-average shares outstanding:
Antidilutive shares	16,680,029	14,750,412

Net Loss Per Common Share

Our basic loss per share calculation is computed based on the weighted-average number of common shares outstanding. Included in the weighted-average number of common shares outstanding are the share equivalents for the common stock purchase warrants with an exercise price of $0.01 (See discussion of warrants at Note 12 – Common Stock Purchase Warrants.) Potentially dilutive securities for this calculation may consist of in-the-money outstanding stock options, warrants (which were assumed to have been exercised at the average market price of the common shares during the reporting period) and shares assumed converted for the convertible debentures. The treasury stock method is used to measure the dilutive impact of potentially dilutive securities.

Potential dilutive shares are excluded from diluted loss per share when their effect is anti-dilutive. When there is a net loss for a period, all potentially dilutive shares are anti-dilutive and are excluded from the calculation of diluted loss per share for that period. When we have net income for a period, we anticipate using the “if-converted” method to measure the dilutive impact of the convertible debentures.

The following table sets forth the calculations of basic and diluted loss per common share (in thousands, except per share amounts):

	Years Ended December 31,
	2025	2024
Net loss	$(15,122)	$(13,537)

Basic weighted-average number of common shares outstanding	13,140,939	12,541,585
Add: Weighted-average common shares attributable to Warrants with a $0.01 exercise price	1,601,429	1,157,715
Total basic weighted-average common shares outstanding	14,742,368	13,699,300
Add: Dilutive effect of other equity instruments	-	-
Diluted weighted-average shares outstanding	14,742,368	13,699,300
Loss per common share - basic	$(1.03)	$(0.99)
Loss per common share - diluted	$(1.03)	$(0.99)
Excluded from diluted weighted-average shares outstanding:
Antidilutive shares	15,113,986	13,701,262

Product Limited Warranty Liability

Product Limited Warranty Liability

The Company provides limited assurance-type warranties on certain products sold to customers. Warranty periods generally range from one year or 1,000 operating hours for harvesters to two years for AMP autonomous mowers, with a five-year warranty on the AMP battery. Warranty coverage is limited to replacement parts and excludes consumable items, labor, travel, and other service-related costs.

The Company records an estimated warranty liability at the time revenue is recognized based on historical claims experience, the number of products under warranty, and management’s estimate of future warranty costs. The warranty liability is reviewed at each reporting date and adjusted as necessary. Actual warranty costs are charged against the accrued warranty liability as incurred.

Research and Development including Accounting for Software Development Costs

Research and Development including Accounting for Software Development Costs

Activities that qualify as research and development under ASC 730, Research and Development (“ASC 730”) include: (i) laboratory research aimed at discovery of new knowledge; (ii) searching for applications of new research findings or other knowledge; (iii) conceptual formulation and design of possible product or process alternatives; (iv) testing in search for or evaluation of product or process alternatives; (v) modification of the formulation or design of a product or process: (vi) design, construction, and testing of preproduction prototypes and models; (vii) design of tools, jigs, molds, and dies involving new technology; (viii) design, construction, and operation of product that is not of a scale economically feasible to the entity for commercial production; (ix) engineering activity required to advance the design of a product to the point that it meets specific functional and economic requirements and is ready for manufacture; and (x) design and development of tools used to facilitate research and development or components of a product or process that are undergoing research and development activities. Costs related to research and development activities by the Company are expensed as incurred.

The Company accounts for autonomous mower software development costs in accordance with ASC 985-20, Software to Be Sold, Leased, or Marketed, as applicable. Software development costs are expensed as incurred until technological feasibility is established. We define technologically feasible as the creation of a working model which occurred late in the autonomous mower’s life cycle. Once feasibility is determined, subsequent development costs are capitalized until the product is available for sale. These costs, if any, are amortized over the estimated economic life of the product, generally three to five years, using the greater of the ratio of current to future revenue or the straight-line method.

Revenue Recognition

Revenue Recognition

We recognize revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) standards - Topic 606 “Revenue from Contracts with Customers” (“Topic 606”). When entering into contracts with our customers, we review the following five steps of Topic 606:

i.	Identify the contract with the customer.
ii.	Identify the performance obligation.
iii.	Determine the transaction price.
iv.	Allocate the transaction price to the performance obligation.
v.	Evaluate the satisfaction of the performance obligation.

We account for contracts with our customers, when we have approval and commitment from both parties, the rights of the parties are identified, payment terms are established, the contract has commercial substance and collectability of consideration is probable. The Company’s contracts do not include variable consideration or a right of return.

Under Topic 606, we recognize revenue only when we satisfy a performance obligation by transferring a promised good or service to our customer. A good or service is considered transferred when the customer obtains control. The standard defines control as an entity’s ability to direct the use of, and obtain substantially all of the remaining benefits from, an asset. We recognize revenue once control has passed to the customer. The following indicators are evaluated in determining when control has passed to the customer:

i.	We have a right to a payment for the product or service.
ii.	The customer has legal title to the product.
iii.	We have transferred physical possession of the product to the customer.
iv.	The customer has the risk and rewards of ownership of the product.
v.	The customer has accepted the product.

The Company sets the transaction price for each revenue stream and it is documented prior to beginning the performance obligation. For machines and shipping, the transaction price is approved on a signed quote. For aftermarket parts and shipping, the transaction price is approved by the customer in advance. For service, the transaction price is approved with the service technician in the field before repair work is completed. The Company does not offer prompt payment discounts, volume discounts, rebates, pricing, based on an index or market, pricing based on a formula, price protection and price matching, nor any other type of remuneration to customers. We combine a market assessment approach with an internal pricing strategy to allocate the transaction price to performance obligations. The Company does not offer trade-in rights nor residual value guarantees.

Revenue Recognition for Machines. The Company manufactures and sells MRHs, AMPs, and used machines (“Machines”). Revenues from the machine sales are recognized with the selling price to the customer recorded as revenues and the acquisition and fabrication costs of the product recorded as cost of revenues. We recognize revenue from these transactions when control has passed to the customer and the performance obligations have been satisfied. For MRHs, the customer generally arranges the shipping and takes control at the time of shipping (“FOB Shipping”). For AMPs and used machines we typically deliver the machines using our internal resources. For the Machines we deliver, control is considered to have passed to the customer when the customer accepts the machine at their location. In some instances, for machines, the Company offers a “preferred partner discount” (price concession) off the manufacturer’s suggested retail price (“MSRP”). The Company records revenue based on the manufacturer suggested retail price less the discount.

Revenue Recognition for Parts. The Company sells aftermarket and fabricated parts to support the growing population of Machines currently in operation world-wide. Revenues from the parts sales are recognized with the selling price to the customer recorded as revenues and the acquisition or fabricated cost of the product recorded as cost of revenues. We recognize revenue from these transactions when control has passed to the customer and the performance obligations have been satisfied. For parts, control is considered to have passed at the time of shipping (FOB Shipping) or at the time of delivery if used by the service technicians in performing the service activities (see below).

Revenue Recognition for Shipping. We are generally responsible shipping Machines (new and used) and parts sales. For machines (new and used), we can either deliver the machines using our employees or we contract with a third-party freight forwarder on behalf of our customers. We typically arrange the shipping of part sales usually via FedEx, UPS or depending on the size of the part, through a third-party freight forwarder. We recognize shipping revenue when control has passed to the customer and the performance obligations have been satisfied. Control is considered to have passed at the time the Machines or parts leave our facility (i.e., FOB Shipping), except for when we deliver the Machines. When we deliver the Machines, control is considered to have passed to the customer when the customer accepts the machine at their location.

Revenue Recognition for Service. The Company, through a team of trained technicians, provides services support the growing population of Machines. Revenues from service activities are recognized with the selling price to the customer recorded as revenues and the cost of the service (labor and/or parts) recorded as cost of revenues. We recognize revenue from these transactions when control has passed to the customer and the performance obligations have been satisfied. For service activities, control is considered to have passed at the time the technician has completed the contracted work.

Revenue Recognition for Software Subscriptions. Each of our MRH is accompanied by a software license. In addition to the software license, each AMP also requires an annual software subscription agreement which provides for annual software upgrades among other things. For the software license, control is considered to have passed to the customer when the software license has been delivered and accepted by the customer and the performance obligations have been satisfied. The software license is included in the price of the MRH. The AMP software subscription revenues are billed in advance and revenue is recognized over the subscription period (generally 12 months). Control is considered to pass to the customer and the performance obligation is considered satisfied with the passage of time. Amounts collected in advance for software subscriptions are recorded as contract liabilities in the balance sheet and recognized as revenue ratably over the contractual service period. Included in Accrued and other current liabilities is $970 and $308 as of September 30, 2026 and December 31, 2025, respectively. See Note 6 - Accrued and Other Current Liabilities and Other Liabilities.

Revenue Recognition

We recognize revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) standards - Topic 606 “Revenue from Contracts with Customers” (“Topic 606”). When entering into contracts with our customers, we review the following five steps of Topic 606:

i.	Identify the contract with the customer.
ii.	Identify the performance obligation.
iii.	Determine the transaction price.
iv.	Allocate the transaction price to the performance obligation.
v.	Evaluate the satisfaction of the performance obligation.

We account for contracts with our customers, when we have approval and commitment from both parties, the rights of the parties are identified, payment terms are established, the contract has commercial substance and collectability of consideration is probable. The Company’s contracts do not include variable consideration or a right of return.

Under Topic 606, we recognize revenue only when we satisfy a performance obligation by transferring a promised good or service to our customer. A good or service is considered transferred when the customer obtains control. The standard defines control as an entity’s ability to direct the use of, and obtain substantially all of the remaining benefits from, an asset. We recognize revenue once control has passed to the customer. The following indicators are evaluated in determining when control has passed to the customer:

i.	We have a right to a payment for the product or service.
ii.	The customer has legal title to the product.
iii.	We have transferred physical possession of the product to the customer.
iv.	The customer has the risk and rewards of ownership of the product.
v.	The customer has accepted the product.

The Company sets the transaction price for each revenue stream and it is documented prior to beginning the performance obligation. For machines and shipping, the transaction price is approved on a signed quote. For aftermarket parts and shipping, the transaction price is approved by the customer in advance. For service, the transaction price is approved with the service technician in the field before repair work is completed. The Company does not offer prompt payment discounts, volume discounts, rebates, pricing, based on an index or market, pricing based on a formula, price protection and price matching, nor any other type of renumeration to customers. We combine a market assessment approach with an internal pricing strategy to allocate the transaction price to performance obligations. The Company does not offer trade-in rights nor residual value guarantees.

Revenue Recognition for Machines. The Company manufactures and sells MRHs, AMPs, and used machines (“Machines”). Revenues from the machine sales are recognized with the selling price to the customer recorded as revenues and the acquisition cost of the product recorded as cost of revenues. We recognize revenue from these transactions when control has passed to the customer and the performance obligations have been satisfied. For MRHs, the customer generally arranges the shipping and takes control at the time of shipping (“FOB Shipping”). For AMPs and used machines we typically deliver the machines using our internal resources. For the Machines we deliver, control is considered to have passed to the customer when the customer accepts the machine at their location. In some instances, for machines, the Company offers a “preferred partner discount” (price concession) off the manufacturer’s suggested retail price (“MSRP”). The Company records revenue based on the manufacturer suggested retail price less the discount.

Revenue Recognition for Parts. The Company sells aftermarket and fabricated parts to support the growing population of Machines currently in operation world-wide. Revenues from the parts sales are recognized with the selling price to the customer recorded as revenues and the acquisition or fabricated cost of the product recorded as cost of revenues. We recognize revenue from these transactions when control has passed to the customer and the performance obligations have been satisfied. For parts, control is considered to have passed at the time of shipping (FOB Shipping) or at the time of delivery if used by the service technicians in performing the service activities (see below).

Revenue Recognition for Shipping. We are generally responsible shipping Machines (new and used) and parts sales. For machines (new and used), we can either deliver the machines using our employees or we contract with a third-party freight forwarder on behalf of our customers. We typically arrange the shipping of part sales usually via FedEx, UPS or depending on the size of the part, through a third-party freight forwarder. We recognize shipping revenue when control has passed to the customer and the performance obligations have been satisfied. Control is considered to have passed at the time the Machines or parts leave our facility (i.e., FOB Shipping), except for when we deliver the Machines. When we deliver the Machines, control is considered to have passed to the customer when the customer accepts the machine at their location.

Revenue Recognition for Service. The Company, through a team of trained technicians, provides services support the growing population of Machines. Revenues from service activities are recognized with the selling price to the customer recorded as revenues and the cost of the service (labor and/or parts) recorded as cost of revenues. We recognize revenue from these transactions when control has passed to the customer and the performance obligations have been satisfied. For service activities, control is considered to have passed at the time the technician has completed the contracted work.

Revenue Recognition for Software Subscriptions. Each MRH is accompanied with a software license. In addition to the software license, each AMP also requires an annual software subscription agreement which provides for annual software upgrades among other things. For the software license, Control is considered to have passed to the customer when the software license has been delivered and accepted by the customer and the performance obligations have been satisfied. The software license is included in the price of the MRH. The AMP software subscription revenues are billed in advance and revenue is recognized over the subscription period (generally 12 months). Control is considered to pass to the customer and the performance obligation is considered satisfied with the passage of time. Amounts collected in advance for software subscriptions are recorded as contract labilities in the balance sheet and recognized as revenue ratably over the contractual service period. Included in Accrued and other current liabilities is $308 and $76 as of December 31, 2025 and 2024, respectively. See Note 9 - Accrued and other current liabilities and other liabilities.

Sales Taxes

Sales Taxes

The Company accrues sales taxes based on determination of which of its products/services are subject to sales tax, and in which states and jurisdictions the tax applies. Sales tax is not included in the sales price/revenue. Further, the Company must determine which of its customers are exempt from the Company charging sales tax because the customer is a reseller or self-assesses and direct pays to states and other jurisdictions on purchases the customer makes from the Company. These determinations contain estimates and are subject to judgment and interpretation by the Company and respective taxing authorities in various states and other jurisdictions, which could result in recognizing materially different amounts in future periods. Periodically, the Company is subject to individual state sales tax audits.

Included in accrued and other current liabilities as of December 31, 2025 and 2024, is $824 and $876, respectively, of accrued sales taxes payable.

Segment Reporting

Segment Reporting

In accordance with ASC 280 – “Segment Reporting” Topic of the ASC, the Company’s Chief Executive Officer (“CEO”) has been identified as the chief operating decision maker (“CODM”). The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating the Company’s financial performance.

Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. The Company has determined that it operates as a single reportable segment under the guidance of ASC 280, Segment Reporting. This conclusion is based on the fact that all material operations share a common customer base, as well as similar economic characteristics, and are aligned in the nature of products and services, and procurement, manufacturing, and distribution processes.

Stock-Based Compensation

Stock-Based Compensation

The Company maintains an employee stock-based compensation plan, which is described more fully in Note 14, Stock Based Compensation. Stock-based compensation represents the cost related to stock-based awards granted to employees and directors. The Company measures stock-based compensation cost at grant-date, based on the fair value of the award, and recognizes the cost as expense on a straight-line basis over the option’s requisite service period. Forfeitures are recognized as they occur.

The fair value of common stock options granted is estimated on the date of issuance using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including the expected term of the options, expected stock price volatility, and expected dividends. Expected volatilities used in the valuation model are based on the average volatility of the comparable companies publicly traded on recognized stock exchanges. The risk-free rate for the expected term of the option is based on the United States Treasury yield curve in effect at the time of grant.

The Company estimates the fair value of stock-based awards using a Black-Scholes valuation model. Stock-based compensation expense is recorded in cost of revenue, research and development expense and selling, general and administrative expenses in the statements of operations based on the employees’ respective function.

Customer Deposits

Customer Deposits

We generally require a cash deposit of 10% of the contract price when we accept a customer order for an MRH machine. The deposit is applied to the invoice when the machine is completed and invoiced. We do not require deposits for AMP machines.

Concentration of Credit and Supplier Risk

Concentration of Credit and Supplier Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash deposits and trade accounts receivable. Credit risk can be negatively impacted by adverse changes in the economy or by disruptions in the credit markets.

The Company maintains its cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (“FDIC”) limits. If a financial institution were unable to perform its obligations, the Company would be at risk regarding the amounts in excess of the FDIC limits. As of December 31, 2025 and 2024, the amount in excess of federally insured limits was $2,813 and $1,674, respectively.

We maintain our cash deposits with established commercial banks. We have not experienced any losses in such accounts and do not believe that we are exposed to any significant credit risk associated with our cash deposits.

We believe that credit risk with respect to trade accounts receivable is somewhat mitigated by our large number of geographically diverse customers and our credit evaluation procedures. We record trade accounts receivables at sales value and establish specific reserves for certain customer accounts identified as known collection problems due to insolvency, disputes or other collection issues. The amounts of the specific reserves estimated by management are determined by a loss rate model based on delinquency. We maintain reserves for potential losses. For each of the years ended December 31, 2025, and 2024, no one customer accounted for more than 10% of our revenues, respectively

The Company issues purchase orders based on quoted prices and terms with suppliers. During the year ended December 31, 2025, and 2024, no one supplier accounted for more than 10% of our purchases, respectively.

401(k) Retirement Plan

401(k) Retirement Plan

The Company offers employees a 401(k) retirement plan in partnership with and through Silicone Valley Commons 401(k) Plan (“Plan”). Employees are eligible to participate and make contributions on the first or any month after one month of service has been completed. Employees can make traditional (pre-tax) and /or Roth (after-tax) contribution to the Plan. An employee may make a contribution ranging from 1% to 100% of compensation by payroll deduction, up to the annual IRS contribution limit. The Plan allows for discretionary employer contributions. The Company has not made any discretionary contributions in 2025 and 2024. Employee contributions are 100% vested immediately. Employees may withdraw money for their account upon reaching the age of 59 ½ or older, death or disability, or separation from employment.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

We closely monitor all Accounting Standard Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”) and other authoritative guidance. We adopted the following standard in 2025 which did not have a material effect on our consolidated financial statements

Recently Adopted

ASU 2023-09 requires enhanced income tax disclosures, including additional disaggregated information related to the effective tax rate reconciliation, the underlying nature and category of individual reconciling items, and income taxes paid by jurisdictions. We adopted ASU 2023-09 prospectively in the 2025 fourth quarter for the disclosures presented in Note 15.

We paid cash for income taxes, net of refunds, of $74 as of December 31, 2024.

Not Yet Adopted

In December 2025, the FASB issued ASU 2025-10 (Topic 832): Accounting for Government Grants Received by Business Entities. This update establishes guidance on the recognition, measurement and presentation of government grants received by business entities including grants related to the purchase, construction or acquisition of an asset and grants related to income. The update is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years. Early adoption is permitted. We do not expect this ASU to have a significant impact on our Consolidated Financial Statements.

In September 2025, the FASB issued ASU 2025-07 (Topics 815 and 606): Derivatives and Hedging: Derivatives Scope Refinements and Revenue from Contracts with Customers: Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract. This update expands the scope exception in Topic 815 to certain nonexchange-traded contracts for which settlement is based on operations or activities specific to one of the parties to the contract. The update is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. We are evaluating if the ASU will have an impact on our Consolidated Financial Statements.

In September 2025, the FASB issued ASU 2025-06 (Subtopic 350-40): Intangibles - Goodwill and Other - Internal-Use Software: Targeted Improvements to the Accounting for Internal - Use Software. This update clarifies and modernizes the accounting for costs related to internal-use software by removing all references to project stages and clarifying that the probable - to-complete threshold is not met if significant development uncertainty exists. The update is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years. Early adoption is permitted. We do not expect this ASU to have a significant impact on our Consolidated Financial Statements.

In July 2025, the FASB issued ASU 2025-05 (Topic 326): Financial Instruments - Credit Losses: Measurement of Credit Losses for Accounts Receivable and Contract Assets. This update provides a practical expedient allowing entities to assume that current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Accounting Standards Codification 606, Revenue from Contracts with Customers. The update is effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted. We are evaluating if the ASU will have an impact on our Consolidated Financial Statements.

In November 2024, the FASB issued ASU 2024-03 (Subtopic 220-40): Income Statement: Reporting Comprehensive Income - Expense Disaggregation Disclosures which requires disaggregation of certain expense captions into specified categories in disclosures within the Notes to the Consolidated Financial Statements. The new disclosure requirements are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. We are evaluating these new expanded disclosure requirements.